CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Share capital	Cash flow hedge reserve	Accumulated deficit and other	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 640.4	$ (37.4)	$ (755.9)	$ (293.9)	$ 7.9		$ (469.9)		$ (152.9)
Other comprehensive income:
Translation differences			255.6	255.6					255.6
Remeasurement effects of postemployment benefit plans			23.2		23.2				23.2
Cash flow hedges		54.5							54.5
Income tax related to OCI		(10.9)	(5.2)		(5.2)				(16.1)
Loss for the period			(126.3)				(126.3)		(126.3)
Total comprehensive income, net of tax		43.6	147.3	255.6	18.0		(126.3)		190.9
Balance at Dec. 31, 2021	640.4	6.2	(608.6)	(38.3)	25.9		(596.2)		38.0
Other comprehensive income:
Translation differences			148.1	148.1					148.1
Remeasurement effects of postemployment benefit plans			14.1		14.1				14.1
Cash flow hedges		(11.6)							(11.6)
Income tax related to OCI		2.3	(3.0)		(3.0)				(0.7)
Writedown of other investments through OCI			(10.9)			$ (10.9)			(10.9)
Loss for the period			(252.7)				(252.7)		(252.7)
Total comprehensive income, net of tax		(9.3)	(104.4)	148.1	11.1	(10.9)	(252.7)		(113.7)
Transactions with owners:
Capital increase	1.8								1.8
Balance at Dec. 31, 2022	642.2	(3.1)	(713.0)	109.8	37.0	(10.9)	(848.9)		(73.9)
Other comprehensive income:
Translation differences			(116.3)	(116.3)					(116.3)
Remeasurement effects of postemployment benefit plans			4.4		4.4				4.4
Cash flow hedges		(9.4)							(9.4)
Income tax related to OCI		1.9	(0.8)		(0.8)				1.1
Loss for the period			(208.6)				(208.6)	$ (0.2)	(208.8)
Total comprehensive income, net of tax		(7.5)	(321.3)	(116.3)	3.6		(208.6)	(0.2)	(329.0)
Transactions with owners:
Share-based payments			10.7			10.7			10.7
Income tax related to share-based payments			(2.5)			(2.5)			(2.5)
Capital contribution			234.3	7.1		227.2			234.3
Initial investment from non-controlling owners								3.6	3.6
Balance at Dec. 31, 2023	$ 642.2	$ (10.6)	$ (791.8)	$ 0.6	$ 40.6	$ 224.5	$ (1,057.5)	$ 3.4	$ (156.8)